Reclassifications	9 Months Ended
Oct. 31, 2011
Reclassifications [Text Block]

NOTE 12 – Reclassifications

Certain amounts in the prior-year financial statements have been reclassified for comparative purposes to conform with the presentation in the current-year financial statements.